Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 19, 2015

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES OF

CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO

CLASS I AND CLASS II

EACH DATED MAY 1, 2014

Effective on or about May 1, 2015, the following supplements and replaces any information to the contrary in the Summary Prospectus and Prospectus:

The fund will be renamed ClearBridge Variable Dividend Strategy Portfolio.

Effective on or about May 1, 2015, the sections of the Summary Prospectus and Prospectus titled “Investment objective” are replaced with the following text:

The fund seeks dividend income, growth of dividend income and long-term capital appreciation.

Effective on or about May 1, 2015, the first paragraph of the sections of the Summary Prospectus and Prospectus titled “Principal investment strategies” is replaced with the following text:

Under normal circumstances, the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics that pay dividends or are expected to initiate their dividends over time.

Effective May 1, 2015, the following change is made to the sections of the Summary Prospectus and Prospectus titled “Performance”:

The S&P 500 Index replaces the Russell 3000 Value Index as the fund’s performance benchmark. The S&P 500 Index more accurately reflects the investment strategies of the fund.

ClearBridge Variable Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 19, 2015

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES OF

CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO

CLASS I AND CLASS II

EACH DATED MAY 1, 2014

Effective on or about May 1, 2015, the following supplements and replaces any information to the contrary in the Summary Prospectus and Prospectus:

The fund will be renamed ClearBridge Variable Dividend Strategy Portfolio.

Effective on or about May 1, 2015, the sections of the Summary Prospectus and Prospectus titled “Investment objective” are replaced with the following text:

The fund seeks dividend income, growth of dividend income and long-term capital appreciation.

Effective on or about May 1, 2015, the first paragraph of the sections of the Summary Prospectus and Prospectus titled “Principal investment strategies” is replaced with the following text:

Under normal circumstances, the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics that pay dividends or are expected to initiate their dividends over time.

Effective May 1, 2015, the following change is made to the sections of the Summary Prospectus and Prospectus titled “Performance”:

The S&P 500 Index replaces the Russell 3000 Value Index as the fund’s performance benchmark. The S&P 500 Index more accurately reflects the investment strategies of the fund.